UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signia Capital Management, LLC
Address: 108 N Washington St Ste 305

         Spokane, WA  99201

13F File Number:  28-12115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David C. Krebs
Title:     Chief Compliance Officer
Phone:     (509) 789-8977

Signature, Place, and Date of Signing:

     /s/ David C. Krebs     Spokane, WA     February 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     $157,759 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACETO CORP                     COM              004446100     1557   155544 SH       SOLE                    51175        0   104369
AFFYMETRIX INC                 COM              00826T108     4202  1405333 SH       SOLE                   592599        0   812734
ALCOA INC                      COM              013817101      249    22130 SH       SOLE                    22130        0        0
ALLIED CAP CORP NEW            COM              01903Q108     1406   522507 SH       SOLE                   218581        0   303926
ANALOGIC CORP                  COM PAR $0.05    032657207     2598    95248 SH       SOLE                    43603        0    51645
ARES CAP CORP                  COM              04010L103     2330   368125 SH       SOLE                   157874        0   210251
AVISTA CORP                    COM              05379B107     4362   225049 SH       SOLE                   111124        0   113925
BIOSCRIP INC                   COM              09069N108     3526  1588502 SH       SOLE                   698768        0   889734
BOSTON SCIENTIFIC CORP         COM              101137107      610    78774 SH       SOLE                    78774        0        0
CANDELA CORP                   COM              136907102     1300  2651453 SH       SOLE                  1156467        0  1494986
CELESTICA INC                  SUB VTG SHS      15101Q108     1616   350689 SH       SOLE                   177266        0   173423
CHRISTOPHER & BANKS CORP       COM              171046105      159    28313 SH       SOLE                    12284        0    16029
CIMAREX ENERGY CO              COM              171798101     1590    59361 SH       SOLE                    26347        0    33014
COLE KENNETH PRODTNS INC       CL A             193294105     1484   209638 SH       SOLE                    91585        0   118053
DAWSON GEOPHYSICAL CO          COM              239359102     1846   103687 SH       SOLE                    46339        0    57348
ELECTRO RENT CORP              COM              285218103     4247   380540 SH       SOLE                   165606        0   214934
ELECTRO SCIENTIFIC INDS        COM              285229100     4354   641277 SH       SOLE                   277899        0   363378
FLEXTRONICS INTL LTD           ORD              Y2573F102      337   131751 SH       SOLE                   131751        0        0
FRANKLIN STREET PPTYS CORP     COM              35471R106     4257   288595 SH       SOLE                   133072        0   155523
GENTIVA HEALTH SERVICES INC    COM              37247A102     1263    43148 SH       SOLE                    15536        0    27612
GEOKINETICS INC                COM PAR $0.01    372910307      949   384497 SH       SOLE                   171052        0   213445
HARVARD BIOSCIENCE INC         COM              416906105     2254   850658 SH       SOLE                   396968        0   453690
HYPERCOM CORP                  COM              44913M105     1406  1301928 SH       SOLE                   565933        0   735995
IAMGOLD CORP                   COM              450913108     5393   882645 SH       SOLE                   409953        0   472692
IDACORP INC                    COM              451107106     4500   152829 SH       SOLE                    78384        0    74445
INFOCUS CORP                   COM              45665B106      380   481921 SH       SOLE                    93637        0   388284
INSITUFORM TECHNOLOGIES INC    CL A             457667103     4991   253486 SH       SOLE                   115494        0   137992
INTERNATIONAL RECTIFIER CORP   COM              460254105     4206   311560 SH       SOLE                   135137        0   176423
INTERSECTIONS INC              COM              460981301     3026   581957 SH       SOLE                   238704        0   343253
JPMORGAN & CHASE & CO          COM              46625h100      351    11139 SH       SOLE                    11139        0        0
KEY TRONICS CORP               COM              493144109     1751  1806108 SH       SOLE                   692247        0  1113861
KIMBALL INTL INC               CL B             494274103     4438   515471 SH       SOLE                   223849        0   291622
KNIGHT CAPITAL GROUP INC       CL A             499005106     4531   280549 SH       SOLE                   127687        0   152862
LAKELAND INDS INC              COM              511795106     1953   231934 SH       SOLE                    89086        0   142848
LAYNE CHRISTENSEN CO           COM              521050104     2557   106480 SH       SOLE                    47395        0    59085
LUNDIN MINING CORP             COM              550372106       12    12838 SH       SOLE                    12838        0        0
LYDALL INC DEL                 COM              550819106      354    61593 SH       SOLE                    30088        0    31505
MARKETAXESS HLDGS INC          COM              57060D108     2785   341289 SH       SOLE                   123847        0   217442
MONTEREY GOURMET FOODS INC     COM              612570101     2008  1893977 SH       SOLE                   786335        0  1107642
NATIONAL OILWELL VARCO INC     COM              637071101      218     8907 SH       SOLE                     8907        0        0
OM GROUP INC                   COM              670872100     2721   128920 SH       SOLE                    59595        0    69325
OSI SYSTEMS INC                COM              671044105     3109   224450 SH       SOLE                   102667        0   121783
PAN AMERICAN SILVER CORP       COM              697900108     3580   209703 SH       SOLE                    92556        0   117147
PARLUX FRAGRANCES INC          COM              701645103     1580   541101 SH       SOLE                   223038        0   318063
PATTERSON UTI ENERGY INC       COM              703481101     3285   285423 SH       SOLE                   127385        0   158038
PENNANTPARK INVT CORP          COM              708062104     2100   581671 SH       SOLE                   211320        0   370351
PERCEPTRON INC                 COM              71361F100     1980   582179 SH       SOLE                   247831        0   334348
PHI INC                        COM NON VTG      69336T205     1922   137153 SH       SOLE                    60504        0    76649
PIPER JAFFRAY COS              COM              724078100     4856   122142 SH       SOLE                    56014        0    66128
RED LION HOTELS CORP           COM              756764106      957   402307 SH       SOLE                   181705        0   220602
RETRACTABLE TECHNOLOGIES INC   COM              76129W105     1244  1464420 SH       SOLE                   512122        0   952298
RICHMONT MINES INC             COM              76547T106      191   111266 SH       SOLE                    91225        0    20041
ROWAN COS INC                  COM              779382100     1508    94854 SH       SOLE                    43490        0    51364
SCRIPPS E W CO OHIO            CL A NEW         811054402      927   419336 SH       SOLE                   164311        0   255025
STARRETT L S CO                CL A             855668109     1891   117490 SH       SOLE                    50588        0    66902
STRATTEC SEC CORP              COM              863111100     1728   105052 SH       SOLE                    38684        0    66368
SUPERIOR INDS INTL INC         COM              868168105     1961   186434 SH       SOLE                    81179        0   105255
SYMYX TECHNOLOGIES             COM              87155S108     4183   704101 SH       SOLE                   295047        0   409054
TEXAS CAPITAL BANCSHARES INC   COM              88224Q107     2578   192935 SH       SOLE                    83428        0   109507
TIER TECHNOLOGIES INC          CL B             88650Q100     4769   883152 SH       SOLE                   387363        0   495789
TIME WARNER INC                COM              887317105      190    18931 SH       SOLE                    18931        0        0
TITANIUM METALS CORP           COM NEW          888339207     2026   229874 SH       SOLE                   104154        0   125720
VISHAY INTERTECHNOLOGY INC     COM              928298108     4141  1210945 SH       SOLE                   520821        0   690124
WATSON PHARMACEUTICALS INC     COM              942683103     5331   200615 SH       SOLE                    88021        0   112594
WEATHERFORD INTERNATIONAL LT   COM              G95089101      157    14496 SH       SOLE                    14496        0        0
WEIS MKTS INC                  COM              948849104     1875    55742 SH       SOLE                    23960        0    31782
WHITE ELECTR DESIGNS CORP      COM              963801105     5613  1533627 SH       SOLE                   680624        0   853003